Label	Element	Value
Class A, Class C, and Institutional Class | Neuberger Berman Dynamic Real Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nbaf_SupplementTextBlock
Neuberger Berman Alternative Funds®

Supplement to the Summary Prospectus, Prospectus, and Statement of Additional Information, each dated February 28, 2014

Neuberger Berman Dynamic Real Return Fund

Class A, Class C, and Institutional Class

Effective June 2, 2014, the fund’s Summary Prospectus, Prospectus, and Statement of Additional Information are each amended to reflect that Neuberger Berman Dynamic Real Return Fund’s name has changed to Neuberger Berman Inflation Navigator Fund.

Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Dynamic Real Return Fund